Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) $ in Thousands, £ in Millions				6 Months Ended
		Oct. 01, 2025 USD ($)	Oct. 01, 2025 GBP (£)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 USD ($)	Oct. 01, 2025 GBP (£)
Business Combination [Line Items]
Purchase price adjustment				$ 800
Goodwill acquired				307,954		$ 307,014
Deep Blue
Business Combination [Line Items]
Purchase price adjustment				$ 800	£ 0.6
Cash consideration paid, including £0.2 million cash acquired		$ 4,700	£ 3.5
Cash acquired | £			0.2
Contingent consideration	[1]	2,200					£ 1.6
Total consideration		6,900	£ 5.1
Identified intangible assets acquired		2,600					1.9
Goodwill acquired		$ 4,300					£ 3.2

[1]	The contingent consideration consists of deferred payments by the Company to the acquiree’s prior equity holders for three years, contingent on meeting specific earnings and operational targets.